ACQUISITIONS (Details 6)	Jul. 27, 2021 USD ($)	Jul. 27, 2021 CAD ($)	Oct. 02, 2020 USD ($)
Statement [Line Items]
Cash			$ 226,213
Cut+Sew
Statement [Line Items]
Estimated Fair Value Of Shares Issued	$ 240,866
Cash		$ 3,000,000
Contingent Consideration - Shares		66,238
Acquisition Consideration		$ 3,307,104